Investment Contract Benefits	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Investment Contract Benefits
25	INVESTMENT CONTRACT BENEFITS
Benefits of investment contracts are mainly the interest credited to investment contracts.